CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents (Note 2(e))	$ 126,825	$ 40,227
Accounts receivable, trade (Note 2(f))	2,948	4,937
Due from related parties (Notes 2(g) and 4(b))	0	82,660
Inventories (Note 2(h))	5,835	5,770
Prepaid expenses and other assets	6,364	5,167
Total current assets	141,972	138,761
FIXED ASSETS:
Vessels' net book value (Note 5)	991,403	1,053,578
Property and equipment, net (Note 6)	22,425	22,650
Total fixed assets	1,013,828	1,076,228
OTHER NON-CURRENT ASSETS:
Restricted cash (Notes 2(e) and 7)	24,582	25,582
Investments in related parties (Notes 2(v) and 3)	3,263	3,249
Deferred charges, net (Notes 2(m), 2(n) and 5)	4,151	2,902
Total assets	1,187,796	1,246,722
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing costs, current (Note 7)	96,434	60,763
Accounts payable, trade and other	11,073	7,954
Due to related parties (Note 4(a) and 4(d))	182	271
Accrued liabilities	13,377	8,246
Deferred revenue	4,090	3,207
Total current liabilities	125,156	80,441
Long-term debt, net of current portion and deferred financing costs, non-current (Note 7)	434,113	540,621
Other non-current liabilities	843	902
Commitments and contingencies (Note 8)	0	0
STOCKHOLDERS' EQUITY:
Preferred stock (Note 9(a))	26	26
Common stock, $0.01 par value; 200,000,000 shares authorized and 103,764,351 and 106,131,017 issued and outstanding at December 31, 2018 and 2017, respectively (Note 9(b))	1,038	1,061
Additional paid-in capital	1,062,645	1,070,500
Accumulated other comprehensive income	287	294
Accumulated deficit	(436,312)	(447,123)
Total stockholders' equity	627,684	624,758
Total liabilities and stockholders' equity	$ 1,187,796	$ 1,246,722